Document And Entity Information	Oct. 26, 2020
Document Information Line Items
Entity Registrant Name	ALBERTON ACQUISITION CORPORATION
Trading Symbol	ALAC
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 26, 2020, Alberton Acquisition Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the final voting results of the matters submitted to a vote by the Company’s shareholders at its 2020 special meeting of shareholders held on October 26, 2020 (the “Special Meeting”), including, among other matters, the redemption price (the “Redemption Price”) in connection with exercise of the redemption rights of Alberton’s holders of public shares. The sole purpose of this Current Report on Form 8-K/A (the “Form 8-K/A”) is to correct the Redemption Price disclosed in the Original Form 8-K and shall be read in conjunction with the Original Form 8-K.
Entity Central Index Key	0001748621
Document Period End Date	Oct. 26, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38715
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Room 1001
Entity Address, Address Line Two	10/F
Entity Address, Address Line Three	Capital Center
Entity Address, City or Town	151 Gloucester Road
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	2117 1621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ